RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Impact of revision on the statement of operations (Details) - Northern Genesis Acquisition Corp II [Member] - $ / shares		3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2021	Dec. 31, 2020	Sep. 30, 2021
Condensed Income Statements, Captions [Line Items]
Basic and diluted weighted average shares outstanding, Common stock subject to redemption (in Shares)			10,350,000
Basic and diluted net income per share, Common stock subject to redemption (in Dollars per share)			$ 0.00
Basic and diluted weighted average shares outstanding, Non-redeemable common stock (in Shares)	10,350,000	10,350,000		10,275,824
Basic and diluted net income per share, Non-redeemable common stock (in Dollars per share)	$ 0.00	$ 0.22		$ 0.08
As Previously Reported | Common Class A [Member]
Condensed Income Statements, Captions [Line Items]
Basic and diluted weighted average shares outstanding, Common stock subject to redemption (in Shares)		51,750,000		48,906,593
Basic and diluted net income per share, Common stock subject to redemption (in Dollars per share)		$ 0.22		$ 0.09
As Restated | Common Class A [Member]
Condensed Income Statements, Captions [Line Items]
Basic and diluted weighted average shares outstanding, Common stock subject to redemption (in Shares)		41,400,000		39,125,275
Basic and diluted net income per share, Common stock subject to redemption (in Dollars per share)		$ 0.22		$ 0.08
As Restated | Common Class B [Member]
Condensed Income Statements, Captions [Line Items]
Basic and diluted weighted average shares outstanding, Common stock subject to redemption (in Shares)		10,350,000		10,275,824
Basic and diluted net income per share, Common stock subject to redemption (in Dollars per share)		$ 0.22		$ 0.08